Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Interest income on loans-third parties	$ 199,905
Interest income on loans-related parties	693,307	$ 48,388
Service fee income on loans-third parties	99,952
Service fee income on loans-related parties	346,654
Commission income-third parties	287,390
Commission income-related parties	276,039
Total Revenue	1,903,247	48,388
Cost of revenue
Service fee on loans	(297,737)
Gross profit	1,605,510	48,388
Operating expenses:
General and administrative	(1,539,082)	(1,939,290)
Total operating expenses	(1,539,082)	(1,939,290)
Income (loss) from operations	66,428	(1,890,902)
Other income (expenses):
Interest income	26,008	6,312
Interest expenses to third parties	(1,158,375)	(716,328)
Interest expenses to related parties	(2,482,626)	(1,100,486)
Other expenses	(219)
Loss on disposal of subsidiary	(10,700)
Provision for loan losses	(3,483)
Total other expenses	(3,629,395)	(1,810,502)
Loss before provision for income taxes	(3,562,967)	(3,701,404)
Provision for income taxes
Net loss from continuing operations	(3,562,967)	(3,701,404)
Less: Net loss attributable to the non-controlling interest	(1,579,638)	(1,039,536)
Net loss attributable to the Company’s shareholders - continuing operations	(1,983,329)	(2,661,868)
Discontinued operations
Loss from discontinued operations before income taxes (Note 12)		2,578,110
Provision for income taxes		(348,313)
Net loss from discontinued operations		(2,926,423)
Net losses	(3,562,967)	(6,627,827)
Net loss attributable to the Company’s shareholders	(1,983,329)	(5,588,291)
Comprehensive loss:
Net losses	(3,562,967)	(6,627,827)
Foreign currency translation adjustment	(73,987)	(246,478)
Comprehensive loss	(3,636,954)	(6,874,305)
Less: comprehensive loss attributable to non-controlling interest	(1,579,638)	(1,077,605)
Comprehensive loss attributable to the Company’s shareholders	$ (2,057,316)	$ (5,796,700)
Weighted average number of common shares outstanding basic and diluted	28,606,109	31,941,890
CONTINUING OPERATIONS
-Basic	$ (0.07)	$ (0.08)
-Diluted	(0.07)	(0.08)
DISCONTINUED OPERATIONS
-Basic	0	(0.09)
-Diluted	0	(0.09)
NET LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY
-Basic	(0.07)	(0.17)
-Diluted	$ (0.07)	$ (0.17)